10-K Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Interest expense	$ 14,846	$ 13,360	$ 53,520	$ 53,192	$ 53,708
Measure 8 Venture Management, LLC | High Tech Holdings
Related Party Transaction [Line Items]
Percentage of ownership			6.19%
Related Party
Related Party Transaction [Line Items]
Transaction			$ 3,848	8,395	3,915
Related Party | Consulting fees
Related Party Transaction [Line Items]
Transaction			2,268	3,975	915
Related Party | Consulting fees | Frontline Real Estate Partners ("Frontline"), LLC
Related Party Transaction [Line Items]
Transaction			200	100	400
Related Party | Consulting fees | Measure 8 Venture Management, LLC
Related Party Transaction [Line Items]
Transaction			100	100	400
Related Party | Consulting fees | Architecture & Engineering Solutions, LLC
Related Party Transaction [Line Items]
Transaction			0	200	0
Related Party | Consulting fees | PNP Construction LLC
Related Party Transaction [Line Items]
Transaction			0	3,800
Related Party | Travel and reimbursement
Related Party Transaction [Line Items]
Transaction			23	28	45
Related Party | Rent expense
Related Party Transaction [Line Items]
Transaction			715	236	0
Related Party | Platform fees
Related Party Transaction [Line Items]
Transaction			388	3,274	2,069
Related Party | Senior Secured Notes Due 2026
Related Party Transaction [Line Items]
Transaction			454	883	$ 886
Interest expense			$ 10,000	$ 5,000